Intangible Assets - Schedule of Intangible Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,039	$ 917
Accumulated Amortization	586	517
Development in Progress	59	55
Total	512	455
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,033	912
Accumulated Amortization	581	512
Development in Progress	59	55
Total	511	455
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	6	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 1	$ 0